Significant accounting judgments, estimates and assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Significant accounting judgments, estimates and assumptions
Income tax rate	9.00%	7.00%
General headline rate	25.00%	25.80%